Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Average number of employees	220,928	227,552	232,642
Wealth and Personal Banking
Disclosure of operating segments [line items]
Average number of employees	125,068	132,336	135,676
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	47,135	46,826	48,004
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	48,351	48,043	48,597
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	374	347	365